OTHER ASSETS - Rollforward of Remediation Trust Funds (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Other Assets [Abstract]
Beginning balance	$ 111.6	$ 106.5
Contributions	2.9	14.0
Remediation expenditures	17.9	(6.6)
Investment income	2.7	3.1
Unrealized gain (loss)	(1.3)	(0.6)
Dispositions		(4.8)
Ending balance	$ 98.0	$ 111.6